Exhibit 1

Deloitte & Touche LLP
3 Second Street
Suite 301
Harborside Plaza 10
Jersey City, NJ 07302
USA

Tel: +1 212 937 8202
www.deloitte.com

Wells Fargo Commercial Mortgage Securities, Inc. 30 Hudson Yards New York, New York 10001

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a commercial mortgage loan in connection with the proposed offering of certain classes of WHARF Commercial Mortgage Trust 2025-DC, Commercial Mortgage Pass-Through Certificates, Series 2025-DC. Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Wells Fargo Bank, National Association, Wells Fargo Securities, LLC, Goldman Sachs & Co. LLC, Goldman Sachs Bank USA, Goldman Sachs Mortgage Company, Morgan Stanley & Co. LLC and Morgan Stanley Mortgage Capital Holdings LLC (collectively with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On June 5, 2025, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by 25 mortgaged properties (the “Mortgage Loan”).

From May 8, 2025 through June 5, 2025, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

Member of
Deloitte Touche Tohmatsu Limited

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Mortgage Loan Seller Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

June 5, 2025

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to the Mortgage Loan (collectively, the “Source Documents”):

Draft loan agreement and draft consolidated, modified and restated leasehold deed of trust, assignment of leases and rents, security agreement and fixture filing (collectively, the “Loan Agreement”);

Draft cash management agreement (the “Cash Management Agreement”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Underwritten rent rolls, tenant leases lease abstracts, lease or lease estoppels (collectively, the “Rent Roll”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	None - Mortgage Loan Seller Provided
2	Mortgage Loan Originator	Loan Agreement
3	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
4	Property Name	Identification purposes only - not applicable
5	General Property Type	Appraisal Report
6	Specific Property Type	Appraisal Report
7	Property Address	Appraisal Report
8	Property City	Appraisal Report
9	Property State	Appraisal Report
10	Property Zip Code	Appraisal Report
11	County	Appraisal Report
12	Year Built	Appraisal Report
13	Year Renovated	Appraisal Report
14	Office SF	Rent Roll
15	Retail SF	Rent Roll
16	Multifamily SF	Rent Roll
17	Hotel SF	Rent Roll
18	Total Sq Ft	Rent Roll
19	Multifamily Units	Rent Roll
20	Hotel Units	Rent Roll
21	Parking Spaces	Rent Roll
22	Total Unit/Keys/Space	Rent Roll
23	Occupancy % (Office and Retail)	Rent Roll
24	Occupancy % (Multifamily)	Rent Roll
25	Occupancy % (Hotel)	Rent Roll
26	Occupancy % Source Date	Rent Roll
27	Loan Purpose (Acquisition, Refinance, Finance)	None - Mortgage Loan Seller Provided
28	Borrower Name	Loan Agreement
29	Borrower Sponsor	None - Mortgage Loan Seller Provided
30	Recourse Carveout Guarantor	Loan Agreement
31	Property Manager	Loan Agreement
32	Note Date	None - Mortgage Loan Seller Provided
33	First Payment Date	None - Mortgage Loan Seller Provided
34	Maturity Date or Anticipated Repayment Date	None - Mortgage Loan Seller Provided
35	Monthly Debt Service Amount	Refer to calculation procedures
36	Mortgage Rate	None - Mortgage Loan Seller Provided
37	Mezzanine Rate	None - Mortgage Loan Seller Provided
38	Total Debt Blended Interest Rate	Refer to calculation procedures

	Characteristic	Source Document
39	Trustee/Certificate Administrator Fee Rate	None - Mortgage Loan Seller Provided
40	Servicing Fee Rate	None - Mortgage Loan Seller Provided
41	Operating Advisor Fee Rate	None - Mortgage Loan Seller Provided
42	CREFC Fee Rate	None - Mortgage Loan Seller Provided
43	Interest Accrual Basis	Loan Agreement
44	Trust Notes Original Principal Balance	None - Mortgage Loan Seller Provided
45	Trust Notes Loan Level Cut-Off Date Balance	Refer to calculation procedures
46	Trust Notes Property Level Cut-Off Date Balance	Refer to calculation procedures
47	Trust Notes Balloon Payment	Refer to calculation procedures
48	Whole Loan Original Principal Balance	Loan Agreement
49	Whole Loan Cut-Off Date Balance	Refer to calculation procedures
50	Whole Loan Balloon Payment	Refer to calculation procedures
51	Mezzanine Original Principal Balance	Loan Agreement
52	Prepayment Restriction Code	Loan Agreement
53	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
54	Partial Release and/or Prepayment Description	Loan Agreement
55	Amortization Term (Original)	Loan Agreement
56	Amortization Term (Remaining)	Loan Agreement
57	Loan Term (Original)	Refer to calculation procedures
58	Loan Term (Remaining)	Refer to calculation procedures
59	Extension Options Description	Loan Agreement
60	IO Period	Loan Agreement
61	Seasoning	Refer to calculation procedures
62	Loan Amortization Type	Loan Agreement
63	ARD Loan (Y/N)	Loan Agreement
64	Appraised Value Date	Appraisal Report
65	Aggregate Individual Appraised Value ($)	Appraisal Report
66	Aggregate Individual Appraised Value per SF ($) - (Office & Retail)	Appraisal Report
67	Aggregate Individual Appraised Value per Unit or Key ($) - (Multifamily & Hotel)	Appraisal Report
68	Aggregate Individual Appraised Value per Parking space ($) - (Garage)	Appraisal Report
69	Portfolio Appraised Value Date	Appraisal Report
70	Portfolio Appraised Value ($)	Appraisal Report
71	Portfolio Appraised Value Premium ($)	Appraisal Report
72	Mortgage Loan Closing Date LTV (Aggregate Individual Appraised Value)	Refer to calculation procedures

	Characteristic	Source Document
73	Mortgage Loan Closing Balloon LTV (Aggregate Individual Appraised Value)	Refer to calculation procedures
74	Mortgage Loan Closing Date LTV (Portfolio Value)	Refer to calculation procedures
75	Mortgage Loan Closing Balloon LTV (Portfolio Value)	Refer to calculation procedures
76	UW NCF DSCR	Refer to calculation procedures
77	Cut-Off Date UW NOI Debt Yield	Refer to calculation procedures
78	Cut-Off Date UW NCF Debt Yield	Refer to calculation procedures
79	UW NOI	Underwritten Financial Summary Report
80	UW NCF	Underwritten Financial Summary Report
81	Affiliated Sponsor (Y/N)	Not applicable
82	Lien Position	None - Mortgage Loan Seller Provided
83	Title Vesting (Fee/Leasehold/Both)	None - Mortgage Loan Seller Provided
84	Ground Lease Initial Expiration Date	Appraisal Report
85	Type of Lockbox	Cash Management Agreement
86	Engineering Escrow/Deferred Maintenance	Loan Agreement
87	Environmental Escrow	Loan Agreement
88	Springing Environmental Escrow Description	Loan Agreement
89	Tax Escrow (Initial)	Loan Agreement
90	Tax Escrow (Monthly)	Loan Agreement
91	Tax Escrow Description	Loan Agreement
92	Insurance Escrow (Initial)	Loan Agreement
93	Insurance Escrow (Monthly)	Loan Agreement
94	Insurance Escrow Description	Loan Agreement
95	Replacement Reserve (Initial)	Loan Agreement
96	Replacement Reserve (Monthly)	Loan Agreement
97	Replacement Reserve Description	Loan Agreement
98	TI/LC Reserve (Initial)	Loan Agreement
99	TI/LC Reserve (Monthly)	Loan Agreement
100	TI/LC Reserve Description	Loan Agreement
101	Other Escrow I Reserve Description	Loan Agreement
102	Other Escrow I (Initial)	Loan Agreement
103	Other Escrow I (Monthly)	Loan Agreement
104	Springing Other Escrow I Reserve Description	Loan Agreement
105	Other Escrow II Reserve Description	Loan Agreement
106	Other Escrow II (Initial)	Not applicable
107	Other Escrow II (Monthly)	Not applicable

	Characteristic	Source Document
108	Springing Other Escrow II Reserve Description	Not applicable
109	Total Debt Original Principal Balance	Refer to calculation procedures
110	Total Debt Cut-Off Date Balance	Refer to calculation procedures
111	Existing Mezzanine Debt (Y/N)	Loan Agreement
112	Existing Unsecured Debt (Y/N)	Loan Agreement
113	Future Secured Debt Permitted (Y/N)	Loan Agreement
114	Future Mezzanine Debt Permitted (Y/N)	Loan Agreement
115	Future Unsecured Debt Permitted (Y/N)	Loan Agreement
116	Seismic PML %	Engineering Report
117	Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Not applicable

Calculation Procedures

With respect to Characteristic 35, we recomputed the Monthly Debt Service Amount by dividing (i) the product of (a) the Trust Notes Loan Level Cut-Off Date Balance, (b) the Mortgage Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 38, we recomputed the Total Debt Blended Interest Rate by dividing the (i) sum of the (a) product of the (x) Whole Loan Cut-Off Date Balance and (y) Mortgage Rate and (b) product of the (x) Mezzanine Original Principal Balance and (y) Mezzanine Rate by the (ii) Total Debt Cut-Off Date Balance.

With respect to Characteristic 45, we recomputed the Trust Notes Loan Level Cut-Off Date Balance as being equal to the Trust Notes Original Principal Balance.

With respect to Characteristic 46, we recomputed the Trust Notes Property Level Cut-Off Date Balance as being equal to the Trust Notes Original Principal Balance.

With respect to Characteristic 47, we recomputed the Trust Notes Balloon Payment as being equal to the Trust Notes Original Principal Balance.

With respect to Characteristic 49, we recomputed the Whole Loan Cut-Off Date Balance as being equal to the Whole Loan Original Principal Balance.

With respect to Characteristic 50, we recomputed the Whole Loan Balloon Payment as being equal to the Whole Loan Original Principal Balance.

With respect to Characteristic 57, we recomputed the Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date or Anticipated Repayment Date.

With respect to Characteristic 58, we recomputed the Loan Term (Remaining) by subtracting the (i) Seasoning from (ii) Loan Term (Original).

With respect to Characteristic 61, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of June 1, 2025 (the “Cut-off Date”) as stipulated by representatives of the Company.

With respect to Characteristic 72, we recomputed the Mortgage Loan Closing Date LTV (Aggregate Individual Appraised Value) by dividing the (i) Whole Loan Original Principal Balance by (ii) Aggregate Individual Appraised Value ($).

With respect to Characteristic 73, we recomputed the Mortgage Loan Closing Balloon LTV (Aggregate Individual Appraised Value) by dividing the (i) Whole Loan Balloon Payment by (ii) Aggregate Individual Appraised Value ($).

With respect to Characteristic 74, we recomputed the Mortgage Loan Closing Date LTV (Portfolio Value) by dividing the (i) Whole Loan Original Principal Balance by (ii) Portfolio Appraised Value ($).

With respect to Characteristic 75, we recomputed the Mortgage Loan Closing Balloon LTV (Portfolio Value) by dividing the (i) Whole Loan Balloon Payment by (ii) Portfolio Appraised Value ($).

With respect to Characteristic 76, we recomputed the UW NCF DSCR by dividing the (i) UW NCF by (ii) product of (a) the Whole Loan Cut-Off Date Balance, (b) the Mortgage Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 77, we recomputed the Cut-Off Date UW NOI Debt Yield by dividing the (i) UW NOI by (ii) Whole Loan Cut-Off Date Balance.

With respect to Characteristic 78, we recomputed the Cut-Off Date UW NCF Debt Yield by dividing the (i) UW NCF by (ii) Whole Loan Cut-Off Date Balance.

With respect to Characteristic 109, we recomputed the Total Debt Original Principal Balance as the sum of the (i) Whole Loan Original Principal Balance and (ii) Mezzanine Original Principal Balance.

With respect to Characteristic 110, we recomputed the Total Debt Cut-off Date Balance as the sum of the (i) Whole Loan Cut-Off Date Balance and (ii) Mezzanine Original Principal Balance.